THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 29, 2010 TO THE

                       PROSPECTUS FOR THE LIFEMODEL FUNDS

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM), FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM), FIFTH THIRD LIFEMODEL MODERATE FUND(SM), FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), AND FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM).

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009

1. Effective immediately, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 53 of the Prospectus is hereby deleted in its entirety and replaced with the following:

      Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

2. Effective December 28, 2009, the chart under the heading "Fifth Third LifeModel Moderate Fund(SM) - LifeModel Moderate Target Neutral Style Class Index Blend" on page 10 of the Prospectus was deleted in its entirety and replaced with the following:

         LIFEMODEL MODERATE TARGET NEUTRAL STYLE
         CLASS INDEX BLEND

         Small Cap Growth Index(1)...................................  2.5%

         Small Cap Value Index(2)....................................  2.5%

         International Index(3)...................................... 10.0%

         Mid Cap Growth Index(4).....................................  5.0%

         Mid Cap Value Index(5)......................................  5.0%

         Large Cap Growth Index(6)...................................  8.5%

         Large Cap Value Index(7)....................................  8.5%

         Large Cap Core Index(8).....................................  8.0%

         High Yield Bond Index(9)....................................  2.5%

         Total Return Bond Index(10)................................. 35.0%

         Short Term Bond Index(11)................................... 12.5%



                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


FTFPSS-LMI0110

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 29, 2010 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2009

FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND               FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)              FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)     FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)

1. Effective immediately, the section entitled "Selling Your Shares- Exchanging or Converting Shares" on page 46 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

         In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder's ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

         Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.

2. Effective December 23, 2009, the third paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 30 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

2. Effective December 23, 2009, the sixth paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 30 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                     TYPE OF SERVICE                                  FREQUENCY              LAG TIME
---------------------------------- ------------------------------------------------ ---------------------- ----------------
DDM Marketing & Communications     Marketing & Communications                       Weekly and Quarterly   One day
Standard & Poor's                  Ratings Agency                                   Weekly                 One day
Moody's Investors Service          Ratings Agency                                   Weekly                 One day
Fitch Ratings Ltd.                 Ratings Agency                                   Weekly                 One day
FactSet                            Portfolio analytics                              Daily                  N/A
Interactive Data Bond Edge         Portfolio analytics                              Daily                  N/A
Investor Tools - SMART/Perform     Portfolio analytics                              Daily                  N/A
Yield Book                         Portfolio analytics                              Daily                  N/A
Advent Axys                        Portfolio accounting                             Daily                  N/A
Able Noser                         Trade cost analysis                              Monthly                Five days
SG Constellation                   Distribution services                            Weekly                 One day
eA Data Automation Services        Marketing Support                                Quarterly              8 days
Fifth Third Bank                   Portfolio management and administrative support  Daily                  N/A
Prima Capital Management, Inc.     Overlay manager                                  Daily                  N/A
Merrill Lynch                      Wrap sponsor                                     Daily                  N/A
Morgan Stanley                     Wrap sponsor                                     Daily                  N/A
Fifth Third Securities             Wrap sponsor                                     Daily                  N/A
Envestnet Asset Management         Overlay manager                                  Daily                  N/A
Bear Stearns                       Wrap sponsor                                     Daily                  N/A
TD Ameritrade                      Wrap sponsor                                     Daily                  N/A
UBS                                Wrap sponsor                                     Daily                  N/A
Smith Barney                       Wrap sponsor                                     Daily                  N/A
Folio Dynamix                      Wrap sponsor                                     Daily                  N/A
Placemark Investments              Overlay manager                                  Daily                  N/A
---------------------------------- ------------------------------------------------ ---------------------- ----------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


FTFSAISPSL0110

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 29, 2010 TO THE

                               PROSPECTUS FOR THE

                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS

                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009

Effective immediately, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

      Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


FTFPSS-IMM0110

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 29, 2010 TO THE

                               PROSPECTUS FOR THE

FIFTH THIRD ALL CAP VALUE FUND               FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD DIVIDEND GROWTH FUND             FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD EQUITY INDEX FUND                FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD HIGH YIELD BOND FUND             FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND        FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD MICRO CAP VALUE FUND             FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MID CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009

Effective immediately, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 53 of the Prospectus is hereby deleted in its entirety and replaced with the following:

      Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


FTFPSS-MMI0110

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 29, 2010 TO THE

                               PROSPECTUS FOR THE

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009

Effective immediately, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

      Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


FTFPSSSLPI0110

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 29, 2010 TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2009

FIFTH THIRD ALL CAP VALUE FUND                             FIFTH THIRD MID CAP GROWTH FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND               FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DIVIDEND GROWTH FUND                           FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD EQUITY INDEX FUND                              FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD HIGH YIELD BOND FUND                           FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND     FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND                      FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MICRO CAP VALUE FUND                           FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

1. Effective immediately, the section entitled "Selling Your Shares- Exchanging or Converting Shares" on page 56 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

         In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder's ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

         Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.

2. Effective December 23, 2009, the third paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 35 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

3. Effective December 23, 2009, the sixth paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 35 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                   TYPE OF SERVICE                                  FREQUENCY              LAG TIME
-------------------------------- ------------------------------------------------ ---------------------- ----------------
DDM Marketing & Communications   Marketing & Communications                       Weekly and Quarterly   One day
Standard & Poor's                Ratings Agency                                   Weekly                 One day
Moody's Investors Service        Ratings Agency                                   Weekly                 One day
Fitch Ratings Ltd.               Ratings Agency                                   Weekly                 One day
FactSet                          Portfolio analytics                              Daily                  N/A
Interactive Data Bond Edge       Portfolio analytics                              Daily                  N/A
Investor Tools - SMART/Perform   Portfolio analytics                              Daily                  N/A
Yield Book                       Portfolio analytics                              Daily                  N/A
Advent Axys                      Portfolio accounting                             Daily                  N/A
Able Noser                       Trade cost analysis                              Monthly                Five days
SG Constellation                 Distribution services                            Weekly                 One day
eA Data Automation Services      Marketing Support                                Quarterly              8 days
Fifth Third Bank                 Portfolio management and administrative support  Daily                  N/A
Prima Capital Management, Inc.   Overlay manager                                  Daily                  N/A
Merrill Lynch                    Wrap sponsor                                     Daily                  N/A
Morgan Stanley                   Wrap sponsor                                     Daily                  N/A
Fifth Third Securities           Wrap sponsor                                     Daily                  N/A
Envestnet Asset Management       Overlay manager                                  Daily                  N/A
Bear Stearns                     Wrap sponsor                                     Daily                  N/A
TD Ameritrade                    Wrap sponsor                                     Daily                  N/A
UBS                              Wrap sponsor                                     Daily                  N/A
Smith Barney                     Wrap sponsor                                     Daily                  N/A
Folio Dynamix                    Wrap sponsor                                     Daily                  N/A
Placemark Investments            Overlay manager                                  Daily                  N/A
-------------------------------- ------------------------------------------------ ---------------------- ----------------

4. Effective December 23, 2009, the second table of the section entitled "Purchasing Shares-Payments to Dealers" on page 53 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

                                                                                      HIGH YIELD BOND FUND
                                                    SHORT TERM BOND FUND             TOTAL RETURN BOND FUND
---------------------------------------------- ----------------- ------------- ---------------- -------------------
               PURCHASE AMOUNT                    LOAD/SALES        DEALER       LOAD/SALES           DEALER
                                                    CHARGE       REALLOWANCE       CHARGE          REALLOWANCE
---------------------------------------------- ----------------- ------------- ---------------- -------------------

---------------------------------------------- ----------------- ------------- ---------------- -------------------
Less than $50,000                                   3.00%           2.60%           4.75%             4.25%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$50,000 but less than $100,000                      2.50%           2.10%           4.50%             3.75%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$100,000 but less than $250,000                     2.00%           1.70%           3.50%             3.00%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$250,000 but less than $500,000                     1.50%           1.25%           2.50%             2.10%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$500,000 but less than $1,000,000                   0.00%           0.50%           2.00%             1.70%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$1,000,000 but less than $5,000,000*                0.00%           0.50%           0.00%             0.75%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$5,000,000 but less than $25,000,000*               0.00%           0.35%           0.00%             0.50%
---------------------------------------------- ----------------- ------------- ---------------- -------------------
$25,000,000 or more*                                0.00%           0.25%           0.00%             0.25%

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


FTFSAISPSB0110